Putnam Mortgage Securities Fund
The fund's portfolio
12/31/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (175.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (22.0%)
Government National Mortgage Association Adjustable Rate Mortgages (US Treasury Yield Curve Rate + 1.50%), 2.625%, 7/20/26	$2,887	$2,806
Government National Mortgage Association Pass-Through Certificates
6.00%, 1/15/29	1	1
5.50%, 8/15/35	111	113
4.50%, TBA, 1/1/53	12,000,000	11,643,857
4.00%, TBA, 1/1/53	17,000,000	16,093,422
3.50%, TBA, 1/1/53	29,000,000	26,644,620
3.00%, TBA, 1/1/53	44,000,000	39,189,766
2.00%, TBA, 1/1/53	11,000,000	9,228,670

		102,803,255
U.S. Government Agency Mortgage Obligations (153.6%)
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	34,400,000	34,932,140
5.50%, TBA, 1/1/53	89,000,000	89,264,259
5.00%, TBA, 1/1/53	167,000,000	164,677,731
4.50%, TBA, 1/1/53	129,000,000	124,343,900
4.00%, TBA, 1/1/53	36,000,000	33,794,982
3.50%, TBA, 1/1/53	37,000,000	33,649,746
3.00%, TBA, 1/1/53	34,000,000	29,869,530
2.50%, TBA, 1/1/53	127,000,000	107,672,188
2.00%, TBA, 1/1/53	124,000,000	101,211,131

		719,415,607

Total U.S. government and agency mortgage obligations (cost $826,569,750)		$822,218,862

U.S. TREASURY OBLIGATIONS (0.9%)(a)
	Principal amount	Value
U.S. Treasury Bonds 1.875%, 11/15/51(i)	$189,000	$121,296
U.S. Treasury Notes
3.00%, 9/30/25(i)	448,000	436,706
2.875%, 8/15/28(i)	284,000	271,027
2.625%, 5/31/27(i)	257,000	242,844
2.50%, 8/15/23(i)	424,000	422,254
1.75%, 3/15/25(i)	310,000	294,612
1.625%, 5/15/31(i)	2,099,000	1,769,625
1.50%, 2/15/30(i)	468,000	401,493
1.125%, 10/31/26(i)	216,000	193,797
0.125%, 2/15/24(i)	236,000	224,327

Total U.S. treasury obligations (cost $4,377,981)		$4,377,981

MORTGAGE-BACKED SECURITIES (83.2%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (31.9%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 8.588%, 5/15/35	$570,843	$766,941
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 8.419%, 4/15/37	155,772	241,627
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 7.965%, 11/15/35	313,484	474,065
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 6.906%, 3/15/35	1,410,090	1,783,655
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	177,515	191,640
REMICs Ser. 5043, IO, 5.00%, 11/25/50	8,029,452	1,827,270
REMICs Ser. 4980, Class KI, IO, 4.50%, 6/25/50	8,106,915	1,679,786
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	1,666,297	329,134
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	753,583	87,071
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	644,019	44,252
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	9,181,342	1,761,349
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	7,960,501	1,656,198
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	5,132,089	979,664
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,178,706	342,035
REMICs Ser. 4425, Class EI, IO, 4.00%, 1/15/45	3,081,304	483,734
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	2,955,403	615,014
REMICs Ser. 4213, Class GI, IO, 4.00%, 11/15/41	1,165,774	38,113
REMICs Ser. 4019, Class JI, IO, 4.00%, 5/15/41	1,432,054	103,313
Structured Pass-Through Certificates FRB Ser. 57, Class 2A1, 3.589%, 7/25/43(WAC)	11,302	10,522
REMICs Ser. 5077, Class NI, IO, 3.50%, 2/25/51	13,171,157	2,335,145
REMICs Ser. 5065, Class DI, IO, 3.50%, 1/25/51	12,591,231	2,272,232
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	11,779,067	2,152,059
REMICs Ser. 5080, Class IQ, IO, 3.50%, 4/25/50	24,342,719	4,788,339
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	1,478,996	225,129
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	3,422,676	476,813
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	399,936	15,615
Structured Pass-Through Certificates FRB Ser. 59, Class 2A1, 3.496%, 10/25/43(WAC)	6,084	4,665
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	19,883,338	3,372,281
REMICs Ser. 4150, Class DI, IO, 3.00%, 1/15/43	3,790,979	473,872
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	3,337,686	408,228
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	4,571,486	342,496
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	5,485,459	435,469
REMICs Ser. 4171, Class NI, IO, 3.00%, 6/15/42	2,920,303	296,112
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	1,983,905	137,088
REMICs Ser. 4201, Class JI, IO, 3.00%, 12/15/41	1,819,019	82,433
REMICs IFB Ser. 4436, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.832%, 2/15/45	3,251,488	421,533
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.732%, 4/15/44	9,768,999	907,560
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/50	8,079,054	932,272
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 9/25/49	10,234,503	1,019,738
REMICs IFB Ser. 4949, Class WS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.611%, 2/25/50	4,745,058	469,735
REMICs IFB Ser. 4933, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.611%, 12/25/49	6,745,270	770,269
Structured Pass-Through Certificates FRB Ser. 8, Class A9, IO, 0.462%, 11/15/28(WAC)	313,404	1,567
Structured Pass-Through Certificates FRB Ser. 59, Class 1AX, IO, 0.283%, 10/25/43(WAC)	2,060,225	14,414
Structured Pass-Through Certificates Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	3,258,099	24,419
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,044	1,618
REMICs Ser. 3391, PO, zero %, 4/15/37	28,480	23,282
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	14,306	11,825
REMICs Ser. 3210, PO, zero %, 5/15/36	1,241	1,200
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	13,458	11,861
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 13.568%, 7/25/36	168,376	309,662
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 8.475%, 3/25/36	213,825	228,735
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 8.108%, 6/25/37	256,917	403,769
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 23.28%), 7.191%, 2/25/38	615,014	601,947
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 6.516%, 12/25/35	422,315	566,930
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	5,135,103	956,218
REMICs IFB Ser. 05-74, Class NK, ((-5 x ICE LIBOR USD 1 Month) + 27.50%), 5.556%, 5/25/35	439,983	449,324
REMICs Ser. 15-86, Class MI, IO, 5.50%, 11/25/45	4,452,667	756,597
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	8,303,662	1,093,253
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	5,171,126	507,726
REMICs Ser. 17-19, Class IH, IO, 5.00%, 3/25/47	4,956,131	739,950
REMICs Ser. 12-151, Class IM, IO, 5.00%, 4/25/42	3,041,210	472,529
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	11,388,794	2,106,267
REMICs Ser. 17-32, Class IP, IO, 4.50%, 5/25/47	5,256,666	1,023,126
REMICs Trust FRB Ser. 04-W7, Class A2, 4.472%, 3/25/34(WAC)	2,533	2,611
REMICs FRB Ser. 03-W11, Class A1, 4.447%, 6/25/33(WAC)	248	248
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 4.123%, 5/25/40	464,360	478,130
REMICs FRB Ser. 03-W14, Class 2A, 4.008%, 1/25/43(WAC)	7,626	7,086
REMICs Ser. 20-60, Class NI, IO, 4.00%, 9/25/50	7,264,783	1,337,325
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	1,221,768	182,626
REMICs Ser. 12-62, Class MI, IO, 4.00%, 3/25/41	611,670	26,140
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	1,787,862	86,539
Trust FRB Ser. 03-W3, Class 1A4, 3.852%, 8/25/42(WAC)	16,353	15,241
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	23,902,060	4,085,818
REMICs Ser. 20-20, Class IK, IO, 3.50%, 3/25/50	10,179,732	1,212,155
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	32,843,829	5,870,552
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	4,037,601	572,693
REMICs Ser. 15-10, Class AI, IO, 3.50%, 8/25/43	982,656	30,825
REMICs Ser. 13-22, Class PI, IO, 3.50%, 10/25/42	2,146,433	315,777
REMICs Ser. 12-114, Class NI, IO, 3.50%, 10/25/41	2,553,947	164,775
Trust FRB Ser. 04-W2, Class 4A, 3.491%, 2/25/44(WAC)	4,045	3,897
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	9,039,889	1,355,983
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	2,060,640	266,000
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	4,780,470	597,559
REMICs Ser. 12-151, Class PI, IO, 3.00%, 1/25/43	2,546,505	331,980
REMICs Ser. 12-145, Class TI, IO, 3.00%, 11/25/42	820,511	30,315
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,497,789	61,750
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	164,138	352
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	262,307	836
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	459,160	3,305
REMICs Ser. 21-3, Class NI, IO, 2.50%, 2/25/51	15,161,263	2,168,192
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 2.211%, 10/25/41	312,802	27,635
REMICs IFB Ser. 18-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.861%, 7/25/48	4,498,305	429,138
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 1.861%, 3/25/48	5,258,379	487,978
REMICs IFB Ser. 17-104, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 1/25/48	6,433,280	671,632
REMICs IFB Ser. 20-41, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 6/25/50	5,909,285	513,604
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 11/25/46	14,807,212	1,181,263
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 11/25/46	20,017,238	1,645,023
REMICs IFB Ser. 16-50, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/46	9,621,790	691,161
REMICs IFB Ser. 19-51, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 9/25/49	8,411,858	802,810
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 8/25/49	5,145,626	462,574
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.661%, 3/25/46	8,828,991	880,799
REMICs IFB Ser. 19-71, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.611%, 11/25/49	2,775,778	428,483
REMICs IFB Ser. 19-83, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.95%), 1.561%, 1/25/50	15,856,173	1,950,709
REMICs FRB Ser. 01-50, Class B1, IO, 0.40%, 10/25/41(WAC)	1,714,742	8,569
REMICs Ser. 01-79, Class BI, IO, 0.255%, 3/25/45(WAC)	841,344	5,214
REMICs Trust Ser. 98-W5, Class X, IO, 0.051%, 7/25/28(WAC)	671,048	10,062
REMICs Ser. 03-34, PO, zero %, 4/25/43	38,355	34,847
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	95,332	77,287
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	3,333	2,746
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	646	560
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	989	783
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	1,449	1,274
REMICs Ser. 08-36, Class OV, PO, zero %, 1/25/36	9,367	7,928
REMICs Trust Ser. 98-W2, Class X, IO, zero %, 6/25/28(WAC)	2,093,324	31,392
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	3,435,773	595,611
Ser. 14-137, Class ID, IO, 5.50%, 9/16/44	3,138,351	535,155
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	59,896	9,145
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	4,001,211	782,877
Ser. 14-76, IO, 5.00%, 5/20/44	2,271,745	455,352
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	2,927,196	403,009
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	1,287,593	274,034
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	6,528,253	1,256,689
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	1,098,732	227,927
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	5,336,716	1,117,402
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	3,177,724	661,253
Ser. 18-1, IO, 4.50%, 1/20/48	4,447,112	855,626
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	3,806,491	696,861
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	4,980,647	937,064
Ser. 12-129, IO, 4.50%, 11/16/42	2,704,160	490,562
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	3,473,119	603,364
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	5,393,334	975,007
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,355,972	257,496
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	3,596,501	671,968
Ser. 15-94, IO, 4.00%, 7/20/45	9,402,754	1,771,732
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	3,523,999	638,139
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	675,717	111,090
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	2,564,140	171,009
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	4,776,276	720,931
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	1,166,103	182,388
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	3,169,861	543,431
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	6,096,222	1,067,083
Ser. 14-104, IO, 4.00%, 3/20/42	3,982,244	480,078
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	5,543,437	582,441
Ser. 17-H25, IO, 3.90%, 11/20/67(WAC)	9,387,617	401,397
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	12,529,560	2,142,143
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43	2,351,378	261,403
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	2,026,892	261,158
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,076,233	123,681
Ser. 12-136, IO, 3.50%, 11/20/42	5,902,893	831,220
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	3,912,293	311,966
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	839,392	41,636
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	1,624,141	118,871
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37	581,486	4,861
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37	322,561	4,723
Ser. 17-H25, Class CI, IO, 3.023%, 12/20/67(WAC)	13,739,722	790,678
Ser. 21-188, Class IU, IO, 3.00%, 10/20/51	5,360,229	1,083,467
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	8,893,848	1,448,654
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	12,347,190	1,739,719
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	1,894,738	107,064
Ser. 18-H02, Class IM, IO, 2.853%, 2/20/68(WAC)	9,036,718	513,512
Ser. 16-H13, Class IK, IO, 2.652%, 6/20/66(WAC)	12,538,789	1,081,075
Ser. 18-H01, Class XI, IO, 2.624%, 1/20/68(WAC)	12,192,748	799,475
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	29,640,256	4,066,160
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	8,749,424	1,132,433
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	19,437,064	2,485,412
Ser. 17-H04, Class BI, IO, 2.474%, 2/20/67(WAC)	10,784,886	456,615
Ser. 16-H27, Class GI, IO, 2.447%, 12/20/66(WAC)	17,215,970	882,009
Ser. 18-H04, Class JI, IO, 2.378%, 3/20/68(WAC)	12,915,057	479,149
Ser. 16-H04, Class HI, IO, 2.371%, 7/20/65(WAC)	9,456,036	304,484
IFB Ser. 13-182, Class SP, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.70%), 2.347%, 12/20/43	3,040,058	335,835
Ser. 16-H07, Class PI, IO, 2.275%, 3/20/66(WAC)	21,065,172	1,460,797
IFB Ser. 11-156, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.60%), 2.247%, 4/20/38	4,430,267	494,144
Ser. 17-H06, Class MI, IO, 2.189%, 2/20/67(WAC)	16,701,681	628,818
Ser. 16-H24, IO, 2.139%, 9/20/66(WAC)	12,819,356	962,790
Ser. 17-H08, Class EI, IO, 2.134%, 2/20/67(WAC)	12,565,713	541,543
Ser. 17-H08, Class NI, IO, 2.097%, 3/20/67(WAC)	10,168,262	420,212
Ser. 15-H24, Class HI, IO, 2.088%, 9/20/65(WAC)	3,335,891	56,640
Ser. 16-H06, Class HI, IO, 2.06%, 2/20/66(WAC)	10,280,708	435,193
IFB Ser. 21-77, Class SM, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 5/20/51	11,555,469	1,379,435
IFB Ser. 20-133, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 9/20/50	9,178,028	1,172,071
IFB Ser. 20-112, Class MS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.30%), 1.947%, 8/20/50	5,659,098	718,026
Ser. 17-H08, Class GI, IO, 1.921%, 2/20/67(WAC)	8,549,273	693,549
Ser. 17-H14, Class JI, IO, 1.885%, 6/20/67(WAC)	5,591,358	439,828
Ser. 15-H23, Class TI, IO, 1.872%, 9/20/65(WAC)	13,420,177	675,035
IFB Ser. 18-89, Class LS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 6/20/48	4,044,590	364,729
IFB Ser. 17-156, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 10/20/47	4,876,101	445,757
IFB Ser. 13-87, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 1.847%, 6/20/43	7,515,655	718,622
Ser. 15-H23, Class DI, IO, 1.827%, 9/20/65(WAC)	4,295,512	235,394
IFB Ser. 19-35, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.824%, 1/16/44	5,643,990	344,690
IFB Ser. 19-158, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.824%, 9/16/43	6,083,653	594,813
Ser. 17-H23, Class BI, IO, 1.82%, 11/20/67(WAC)	8,368,286	439,335
IFB Ser. 19-56, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 5/20/49	4,934,690	431,406
IFB Ser. 10-20, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.797%, 2/20/40	480,614	44,327
Ser. 17-H10, Class MI, IO, 1.787%, 4/20/67(WAC)	11,559,553	320,200
Ser. 17-H14, Class LI, IO, 1.769%, 6/20/67(WAC)	6,820,358	348,889
Ser. 17-H09, IO, 1.762%, 4/20/67(WAC)	10,031,130	298,687
IFB Ser. 19-100, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 8/20/49	4,090,868	321,289
IFB Ser. 16-80, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.747%, 6/20/46	7,171,809	746,410
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 2/20/50	904,409	63,158
IFB Ser. 19-125, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 10/20/49	8,412,393	1,150,791
IFB Ser. 19-110, Class SQ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 9/20/49	6,493,410	653,044
IFB Ser. 19-99, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 8/20/49	432,398	37,338
IFB Ser. 19-78, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.697%, 6/20/49	255,210	18,620
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.647%, 10/20/49	8,415,345	1,141,870
IFB Ser. 20-47, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 1.647%, 5/20/44	12,013,085	1,036,129
Ser. 14-H25, Class BI, IO, 1.611%, 12/20/64(WAC)	12,688,612	418,813
IFB Ser. 14-119, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 1.247%, 8/20/44	3,403,548	268,329
FRB Ser. 11-H07, Class FI, IO, 1.186%, 2/20/61(WAC)	11,256,268	283,658
FRB Ser. 16-H19, Class AI, IO, 1.167%, 9/20/66(WAC)	23,504,034	940,067
Ser. 16-H23, Class NI, IO, 1.057%, 10/20/66(WAC)	23,032,324	760,067
Ser. 16-H24, Class JI, IO, 0.988%, 11/20/66(WAC)	3,838,489	187,170
Ser. 15-H20, Class CI, IO, 0.799%, 8/20/65(WAC)	19,590,658	1,032,428
Ser. 15-H14, Class AI, IO, 0.751%, 6/20/65(WAC)	22,886,743	864,089
FRB Ser. 15-H16, Class XI, IO, 0.751%, 7/20/65(WAC)	8,667,758	381,381
Ser. 15-H25, Class BI, IO, 0.711%, 10/20/65(WAC)	10,395,093	413,725
Ser. 15-H22, Class AI, IO, 0.683%, 9/20/65(WAC)	20,102,149	870,423
Ser. 16-H17, Class DI, IO, 0.566%, 7/20/66(WAC)	14,369,154	471,222
Ser. 14-H21, Class AI, IO, 0.436%, 10/20/64(WAC)	15,406,807	494,019
Ser. 16-H06, Class DI, IO, 0.362%, 7/20/65(WAC)	14,056,264	290,388
Ser. 15-H13, Class AI, IO, 0.351%, 6/20/65(WAC)	13,556,007	516,937
Ser. 17-H20, Class AI, IO, 0.233%, 10/20/67(WAC)	20,427,602	1,152,700
Ser. 17-H03, Class KI, IO, 0.12%, 1/20/67(WAC)	16,308,898	1,278,618
Ser. 16-H18, Class QI, IO, 0.078%, 6/20/66(WAC)	13,738,074	639,727
Ser. 16-H24, Class KI, IO, 0.076%, 11/20/66(WAC)	7,003,225	326,523
Ser. 15-H10, Class HI, IO, 0.046%, 4/20/65(WAC)	15,973,965	528,738
Ser. 16-H03, Class AI, IO, 0.021%, 1/20/66(WAC)	10,988,211	358,950
Ser. 15-H04, Class AI, IO, 0.018%, 12/20/64(WAC)	13,422,163	383,282
Ser. 16-H04, Class KI, IO, 0.011%, 2/20/66(WAC)	12,420,858	279,861
Ser. 16-H10, Class AI, IO, zero %, 4/20/66(WAC)	19,158,647	366,850
GSMPS Mortgage Loan Trust 144A FRB Ser. 99-2, IO, 0.431%, 9/19/27(WAC)	311,571	779

		149,248,713
Commercial mortgage-backed securities (32.3%)
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	2,981,000	2,000,559
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	1,810,000	1,220,850
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	13,229	12,766
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.036%, 4/10/51(WAC)	3,362,000	2,248,748
Ser. 19-B10, Class D, 3.00%, 3/15/62	801,000	522,935
Ser. 19-B11, Class D, 3.00%, 5/15/52	2,608,000	1,760,593
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	1,840,000	899,429
Ser. 19-B13, Class D, 2.50%, 8/15/57	1,788,000	1,251,600
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	2,305,000	1,519,645
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	2,112,000	1,489,220
Ser. 19-CD8, Class D, 3.00%, 8/15/57	1,450,000	938,585
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC15, Class C, 5.162%, 9/10/46(WAC)	1,567,000	1,532,636
FRB Ser. 15-GC27, Class C, 4.418%, 2/10/48(WAC)	1,731,000	1,590,873
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.909%, 9/10/45(WAC)	1,426,727	1,426,727
FRB Ser. 15-GC27, Class D, 4.418%, 2/10/48(WAC)	1,018,000	891,168
Ser. 15-P1, Class D, 3.225%, 9/15/48	3,226,000	2,640,206
Ser. 15-GC27, Class E, 3.00%, 2/10/48	1,743,000	1,332,509
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.917%, 4/10/47(WAC)	2,441,904	2,210,086
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	1,355,000	1,279,791
FRB Ser. 14-UBS3, Class C, 4.736%, 6/10/47(WAC)	956,000	899,449
FRB Ser. 14-UBS4, Class C, 4.649%, 8/10/47(WAC)	1,158,060	1,068,159
FRB Ser. 15-CR26, Class D, 3.467%, 10/10/48(WAC)	1,696,375	1,370,608
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.254%, 8/10/46(WAC)	2,546,000	2,387,079
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	1,906,000	1,606,038
FRB Ser. 14-CR17, Class D, 4.845%, 5/10/47(WAC)	3,623,000	3,149,778
FRB Ser. 14-CR19, Class D, 4.697%, 8/10/47(WAC)	2,082,000	1,863,718
FRB Ser. 13-CR7, Class D, 4.366%, 3/10/46(WAC)	1,442,000	1,294,195
FRB Ser. 15-LC19, Class E, 4.215%, 2/10/48(WAC)	1,786,000	1,481,092
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,419,000	1,983,580
Ser. 13-LC6, Class E, 3.50%, 1/10/46	1,077,000	1,067,436
Ser. 17-COR2, Class D, 3.00%, 9/10/50	2,254,000	1,723,544
FRB Ser. 18-COR3, Class D, 2.81%, 5/10/51(WAC)	869,000	570,497
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.359%, 8/15/48(WAC)	922,000	773,123
FRB Ser. 15-C2, Class C, 4.177%, 6/15/57(WAC)	1,010,000	855,100
FRB Ser. 15-C2, Class D, 4.177%, 6/15/57(WAC)	3,030,000	2,289,274
CSAIL Commercial Mortgage Trust 144A
FRB Ser. 18-C14, Class D, 4.916%, 11/15/51(WAC)	1,300,000	964,063
Ser. 19-C17, Class D, 2.50%, 9/15/52	1,626,000	966,916
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44(WAC)	3,202,539	2,926,160
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 7.928%, 11/25/51	2,289,000	2,008,995
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.339%, 2/10/46(WAC)	2,209,000	2,197,825
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47(WAC)	4,153,000	2,824,040
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	1,431,000	1,352,428
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.355%, 8/10/43(WAC)	842,000	633,204
FRB Ser. 14-GC24, Class D, 4.532%, 9/10/47(WAC)	4,747,000	3,094,704
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	1,021,000	718,905
Ser. 16-GS2, Class D, 2.753%, 5/10/49	1,149,000	873,789
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	2,294,000	2,066,048
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. C14, Class D, 4.548%, 8/15/46(WAC)	4,088,000	2,224,235
FRB Ser. 13-C12, Class E, 4.113%, 7/15/45(WAC)	1,235,000	1,114,709
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.384%, 9/15/50(WAC)	1,453,000	1,168,282
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	1,858,000	1,433,101
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.335%, 6/15/49(WAC)	2,330,000	1,460,761
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	1,890,522	1,762,111
FRB Ser. 13-LC11, Class D, 4.231%, 4/15/46(WAC)	2,891,000	2,084,578
FRB Ser. 13-C10, Class C, 4.181%, 12/15/47(WAC)	1,929,000	1,850,557
Ser. 13-LC11, Class B, 3.499%, 4/15/46	725,000	615,380
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.525%, 2/15/46(WAC)	2,164,000	1,586,758
FRB Ser. 11-C3, Class E, 5.525%, 2/15/46(WAC)	1,629,000	705,768
FRB Ser. 13-C16, Class D, 5.008%, 12/15/46(WAC)	1,295,000	1,228,536
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class C, 4.526%, 10/15/48(WAC)	1,824,000	1,647,514
FRB Ser. 14-C16, Class B, 4.315%, 6/15/47(WAC)	1,695,000	1,623,946
FRB Ser. 13-C9, Class C, 4.014%, 5/15/46(WAC)	946,000	860,832
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 4.756%, 10/15/46(WAC)	479,000	431,519
FRB Ser. 13-C12, Class E, 4.756%, 10/15/46(WAC)	2,040,618	1,524,553
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,288,000	824,320
FRB Ser. 15-C24, Class E, 4.329%, 5/15/48(WAC)	1,780,000	1,410,686
FRB Ser. 15-C23, Class D, 4.142%, 7/15/50(WAC)	3,439,000	2,906,174
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	1,234,000	1,084,045
FRB Ser. 13-C10, Class F, 4.07%, 7/15/46(WAC)	2,316,000	486,996
Ser. 14-C19, Class D, 3.25%, 12/15/47	2,815,000	2,431,296
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45(WAC)	2,436,000	1,778,280
FRB Ser. 11-C3, Class E, 5.083%, 7/15/49(WAC)	7,724,130	6,584,070
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.639%, 10/25/49	5,890,866	5,530,845
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 5.326%, 8/9/37 (Cayman Islands)	1,363,621	1,309,366
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.79%, 6/25/37	1,283,188	1,274,727
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.391%, 8/15/50(WAC)	3,138,000	2,518,556
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 6.446%, 5/10/45(WAC)	646,014	571,856
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	2,266,000	883,287
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.461%, 1/10/45(WAC)	2,552,759	2,292,883
Wells Fargo Commercial Mortgage Trust
FRB Ser. 18-C46, Class C, 4.985%, 8/15/51(WAC)	823,000	680,842
FRB Ser. 16-NXS5, Class D, 4.982%, 1/15/59(WAC)	2,473,000	2,055,566
FRB Ser. 15-C31, Class C, 4.596%, 11/15/48(WAC)	1,373,000	1,213,704
FRB Ser. 15-SG1, Class B, 4.453%, 9/15/48(WAC)	1,653,000	1,446,734
Ser. 19-C50, Class C, 4.345%, 5/15/52	935,000	743,115
FRB Ser. 15-C29, Class D, 4.218%, 6/15/48(WAC)	1,138,000	965,363
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	788,000	642,205
Ser. 15-C31, Class D, 3.852%, 11/15/48	1,248,000	1,004,922
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.596%, 11/15/48(WAC)	1,550,000	1,086,296
FRB Ser. 15-C30, Class D, 4.498%, 9/15/58(WAC)	1,050,500	880,730
Ser. 17-RB1, Class D, 3.401%, 3/15/50	1,983,000	1,442,751
Ser. 16-C33, Class D, 3.123%, 3/15/59	2,673,000	2,102,039
Ser. 20-C55, Class D, 2.50%, 2/15/53	1,091,000	682,755
Ser. 19-C54, Class D, 2.50%, 12/15/52	967,000	592,288
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	2,558,000	2,207,349
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 4.844%, 6/15/44(WAC)	1,659,568	1,270,718
FRB Ser. 12-C9, Class D, 4.774%, 11/15/45(WAC)	3,000,774	2,835,326
FRB Ser. 12-C9, Class E, 4.774%, 11/15/45(WAC)	1,461,000	1,458,046
FRB Ser. 12-C7, Class D, 4.651%, 6/15/45(WAC)	1,847,000	1,033,483

		151,333,432
Residential mortgage-backed securities (non-agency) (19.0%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	5,364,870	2,924,268
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	750,000	587,718
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	4,733,844	4,423,817
Bear Stearns Alt-A Trust
FRB Ser. 05-10, Class 11A1, (ICE LIBOR USD 1 Month + 0.50%), 4.889%, 1/25/36	240,460	307,471
FRB Ser. 05-8, Class 21A1, 3.354%, 10/25/35(WAC)	405,055	334,281
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 7.739%, 10/25/27 (Bermuda)	522,708	522,013
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (ICE LIBOR USD 1 Month + 0.24%), 4.869%, 6/25/36	3,466,891	3,318,155
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.533%, 2/20/47	2,001,570	1,507,726
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (ICE LIBOR USD 1 Month + 0.18%), 4.569%, 6/25/47	4,170,937	3,853,303
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 2.85%), 7.239%, 1/25/30	765,000	693,961
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (ICE LIBOR USD 1 Month + 9.35%), 13.739%, 4/25/28	329,591	338,363
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (ICE LIBOR USD 1 Month + 8.80%), 13.189%, 3/25/28	2,713,761	2,715,097
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 12/25/28	2,761,803	2,864,702
Structured Agency Credit Risk Debt FRN Ser. 17-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.75%), 9.139%, 12/25/29	250,000	261,878
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.25%), 15.639%, 4/25/49	637,000	670,229
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (ICE LIBOR USD 1 Month + 11.00%), 15.389%, 10/25/48	2,108,000	2,278,165
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (ICE LIBOR USD 1 Month + 10.75%), 15.139%, 1/25/49	4,520,000	4,899,161
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (ICE LIBOR USD 1 Month + 10.50%), 14.889%, 3/25/49	282,000	302,082
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 8/25/50	2,647,000	2,875,304
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (ICE LIBOR USD 1 Month + 10.00%), 14.389%, 7/25/50	916,000	991,570
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class B2, (ICE LIBOR USD 1 Month + 6.25%), 10.639%, 10/25/49	1,070,000	1,006,417
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (ICE LIBOR USD 1 Month + 5.75%), 10.139%, 7/25/50	1,335,841	1,375,675
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (ICE LIBOR USD 1 Month + 4.80%), 8.816%, 9/25/47	371,000	296,800
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 10/25/48	1,347,000	1,378,665
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 8.089%, 12/25/30	2,018,000	2,020,686
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	1,129,000	962,999
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	876,000	766,857
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	485,000	412,575
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (ICE LIBOR USD 1 Month + 12.75%), 17.139%, 10/25/28	467,250	506,482
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (ICE LIBOR USD 1 Month + 11.75%), 16.139%, 10/25/28	2,822,011	3,059,201
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (ICE LIBOR USD 1 Month + 10.25%), 14.639%, 1/25/29	780,811	811,994
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (ICE LIBOR USD 1 Month + 9.25%), 13.639%, 4/25/29	505,475	508,040
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 9.889%, 9/25/29	1,518,000	1,646,373
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 9.689%, 10/25/28	450,931	473,896
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 5/25/30	2,739,000	2,818,861
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 2/25/30	3,203,000	3,285,080
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 8.539%, 2/25/30	3,742,000	3,897,338
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (ICE LIBOR USD 1 Month + 4.10%), 8.489%, 3/25/31	1,273,000	1,290,582
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/30	3,800,000	3,893,553
Connecticut Avenue Securities FRB Ser. 18-C06, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.139%, 3/25/31	1,687,000	1,690,583
Connecticut Avenue Securities FRB Ser. 18-C03, Class 1B1, (ICE LIBOR USD 1 Month + 3.75%), 8.139%, 10/25/30	1,154,000	1,165,540
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, (ICE LIBOR USD 1 Month + 3.60%), 7.989%, 1/25/30	2,577,000	2,606,965
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (ICE LIBOR USD 1 Month + 6.75%), 11.139%, 2/25/40	2,355,000	2,102,945
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 7/25/31	653,000	665,244
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 2/25/40	1,887,000	1,863,666
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (ICE LIBOR USD 1 Month + 3.25%), 7.639%, 1/25/40	347,000	323,241
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (ICE LIBOR USD 1 Month + 3.00%), 7.389%, 1/25/40	311,000	279,604
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 6.928%, 1/25/42	2,198,000	2,072,303
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.839%, 7/25/31	13,225	13,192
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (ICE LIBOR USD 1 Month + 0.52%), 4.859%, 5/19/35	969,633	326,561
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 8.078%, 1/25/34 (Bermuda)	1,000,000	839,263
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (ICE LIBOR USD 1 Month + 0.32%), 4.709%, 11/25/36	1,369,647	1,184,578
LHOME Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.09%, 2/25/26(WAC)	511,000	485,450
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (ICE LIBOR USD 1 Month + 0.93%), 5.319%, 11/25/34	280,468	260,298
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 7/25/29 (Bermuda)	695,000	701,147
FRB Ser. 19-1A, Class B1A, (ICE LIBOR USD 1 Month + 3.50%), 7.889%, 7/25/29 (Bermuda)	574,000	566,600
Radnor Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (ICE LIBOR USD 1 Month + 3.00%), 7.389%, 1/25/30	430,000	385,285
Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1BG, (ICE LIBOR USD 1 Month + 0.12%), 4.509%, 8/25/36	235,135	199,675
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	2,130,845	2,031,281
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	862,000	735,974
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (ICE LIBOR USD 1 Month + 0.92%), 5.309%, 7/25/45	587,798	512,046
Wells Fargo Home Equity Asset-Backed Securities Trust FRB Ser. 07-2, Class A3, (ICE LIBOR USD 1 Month + 0.23%), 4.619%, 4/25/37	694,298	668,672

		88,761,451

Total mortgage-backed securities (cost $435,484,039)		$389,343,596

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,273,787	$1,257,865
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 6.389%, 11/25/55	1,216,000	1,102,668

Total asset-backed securities (cost $2,430,507)		$2,360,533

SHORT-TERM INVESTMENTS (18.2%)(a)
		Principal amount/ shares	Value
Putnam Government Money Market Fund Class P 3.93%(AFF)	Shares	10,000	$10,000
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	42,731,463	42,731,463
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	17,308,000	17,308,000
U.S. Treasury Bills 4.015%, 1/10/23(SEGSF)(SEGCCS)		$2,700,000	2,698,101
U.S. Treasury Bills 3.812%, 2/2/23(SEGSF)(SEGCCS)(SEGTBA)		12,100,000	12,061,609
U.S. Treasury Bills 3.712%, 1/24/23(SEGSF)(SEGCCS)		1,000,000	997,760
U.S. Treasury Bills 3.981%, 1/3/23(SEG)(SEGSF)(SEGCCS)		9,300,000	9,300,000

Total short-term investments (cost $85,104,040)			$85,106,933
TOTAL INVESTMENTS

Total investments (cost $1,353,966,317)			$1,303,407,905

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	909	$186,416,017	$186,416,017	Mar-23	$(202,101)

Unrealized appreciation					—

Unrealized (depreciation)					(202,101)

Total					$(202,101)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	$176,037,200	$(2,024,428)	$4,510,073
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	176,037,200	(2,024,428)	(1,242,823)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	115,721,600	1,588,279	1,270,623
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	57,860,800	(2,794,677)	(2,136,799)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	53,614,900	3,900,484	614,427
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	53,614,900	3,900,484	(592,981)
(3.32)/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	39,112,600	(3,109,452)	126,334
3.32/US SOFR/Oct-39 (Purchased)	Oct-29/3.32	39,112,600	(3,109,452)	(91,915)
(3.17)/US SOFR/Dec-35 (Purchased)	Dec-25/3.17	32,653,500	(1,697,982)	570,783
2.67/US SOFR/Dec-35 (Purchased)	Dec-25/2.67	32,653,500	(1,665,329)	(366,372)
(3.18)/US SOFR/Dec-35 (Purchased)	Dec-25/3.18	31,673,900	(1,599,532)	583,750
2.68/US SOFR/Dec-35 (Purchased)	Dec-25/2.68	31,673,900	(1,599,532)	(332,259)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	28,930,400	451,314	363,655
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	21,231,500	1,658,180	199,788
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	21,231,500	1,658,180	(232,273)
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	20,251,300	(996,075)	(762,259)
(3.343)/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	19,953,000	(1,293,952)	1,796
3.343/US SOFR/Dec-35 (Purchased)	Dec-25/3.343	19,953,000	(1,293,952)	(798)
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	2,021,670
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	12,942,000	(1,685,696)	(1,051,149)
(2.558)/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	12,352,300	(1,825,670)	281,262
2.558/US SOFR/Dec-57 (Purchased)	Dec-27/2.558	12,352,300	(1,825,670)	(417,137)
(2.47)/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	9,034,500	(1,341,623)	274,558
2.47/US SOFR/Dec-57 (Purchased)	Dec-27/2.47	9,034,500	(1,341,623)	(365,536)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	359,691
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405	2,526,100	(387,441)	(217,497)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	907,233
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	12,539,500	(1,519,160)	(572,930)
(3.09)/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	4,715,100	(383,573)	44,463
3.09/US SOFR/Dec-42 (Purchased)	Dec-32/3.09	4,715,100	(383,573)	(21,689)
Citibank, N.A.
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	4,628,590
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	86,001,300	(2,803,642)	(1,538,563)
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	1,532,786
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	71,961,800	(959,251)	(425,294)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	1,244,699
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	23,191,700	(1,826,346)	(708,506)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	22,133,600	(267,817)	(74,590)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	1,107,067
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	17,079,100	(1,261,292)	(510,324)
(1.625)/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	642,897
1.625/3 month USD-LIBOR-ICE/Jan-61 (Purchased)	Jan-41/1.625	14,080,100	(2,076,815)	(450,422)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	1,949,338
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	9,762,800	(736,603)	(730,062)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	1,754,245
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	8,812,200	(651,442)	(645,406)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	149,682
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	8,587,600	(741,539)	(81,153)
(2.427)/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	358,300
2.427/3 month USD-LIBOR-ICE/Jun-41 (Purchased)	Jun-31/2.427	6,879,800	(501,193)	(175,985)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	1,156,652
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	5,918,800	(443,022)	(438,997)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	173,361
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	4,579,000	(589,546)	(358,856)
Goldman Sachs International
3.92/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	22,530,900	(492,300)	307,997
(3.92)/US SOFR/Feb-33 (Purchased)	Feb-23/3.92	22,530,900	(492,300)	(394,741)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	132,991
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	4,497,500	(567,809)	(242,235)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	457,011
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	27,464,600	586,026	(1,565,208)
(3.0175)/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	24,704,500	(2,081,354)	236,669
3.0175/US SOFR/Dec-42 (Purchased)	Dec-32/3.0175	24,704,500	(2,081,354)	(214,929)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	795,323
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	10,707,100	(732,366)	(317,251)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	583,764
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	7,647,900	(524,646)	(233,032)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	136,214
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	4,234,200	250,241	(346,569)
Morgan Stanley & Co. International PLC
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(701,503)	167,134
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	4,579,000	(492,700)	(304,641)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(5,820)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	219,200	(25,011)	(11,309)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	540,523
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	5,742,300	(300,322)	(186,625)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	157,373
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	2,820,300	(196,716)	(68,420)
Wells Fargo Bank, N.A.
3.0575/US SOFR/Jan-33 (Purchased)	Jan-23/3.0575	24,703,100	(186,508)	(180,580)

Unrealized appreciation				30,342,722

Unrealized (depreciation)				(18,613,935)

Total				$11,728,787

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$50,000,000	$1,024,500	$1,162,857	9/21/27	3.30% — Annually	US SOFR — Annually	$2,181,665
370,000,000	7,422,200	2,201,886	9/21/24	3.40% — Annually	US SOFR — Annually	9,663,251

Upfront premium received		3,364,743		Unrealized appreciation		11,844,916

Upfront premium (paid)		—		Unrealized (depreciation)		—

	Total	$3,364,743			Total	$11,844,916

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$17,746,600	$3,333,699		$743,348	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(2,573,658)
		30,378,000	1,221,499		1,468	12/23/23	0.695% — Annually	US SOFR — Annually	1,250,356
		28,248,000	2,869,714		2,428	12/23/26	1.085% — Annually	US SOFR — Annually	2,894,857
		44,700,000	7,759,026		(11,629)	12/23/31	US SOFR — Annually	1.285% — Annually	(7,804,364)
		16,940,000	5,593,419		(30,163)	12/23/51	US SOFR — Annually	1.437% — Annually	(5,635,712)
		77,601,000	3,118,784		(7,896)	12/24/23	0.697% — Annually	US SOFR — Annually	3,141,960
		8,211,000	831,200		523	12/24/26	US SOFR — Annually	1.096% — Annually	(833,601)
		75,507,000	13,108,770		(33,708)	12/24/31	1.285% — Annually	US SOFR — Annually	13,100,363
		10,717,000	3,542,504		(5,792)	12/24/51	1.435% — Annually	US SOFR — Annually	3,540,125
		2,051,000	644,055		(334)	12/31/51	1.525% — Annually	US SOFR — Annually	644,037
		4,905,000	491,138		(651)	12/31/26	US SOFR — Annually	1.135% — Annually	(492,651)
		2,561,900	168,983	(E)	(57)	1/15/47	1.724% — Annually	US SOFR — Annually	168,926
		9,386,000	2,684,021		(320)	1/21/52	1.679% — Annually	US SOFR — Annually	2,669,187
		9,856,000	2,914,222		(336)	1/19/52	US SOFR — Annually	1.626% — Annually	(2,922,031)
		18,503,000	5,375,492		(631)	2/1/52	1.6545% — Annually	US SOFR — Annually	5,354,176
		10,668,100	944,020	(E)	(364)	2/13/57	1.68% — Annually	US SOFR — Annually	943,656
		24,475,300	6,188,580		(835)	2/24/52	US SOFR — Annually	1.86% — Annually	(6,144,101)
		1,881,000	507,663		(64)	2/29/52	1.7674% — Annually	US SOFR — Annually	507,138
		5,733,000	805,200		(76)	2/29/32	US SOFR — Annually	1.75% — Annually	(800,999)
		13,299,000	1,096,769		(108)	2/28/27	1.675% — Annually	US SOFR — Annually	1,124,681
		11,772,000	447,925		(45)	2/29/24	US SOFR — Annually	1.47709% — Annually	(492,358)
		7,332,800	1,068,829		(97)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(1,047,525)
		20,619,900	3,227,633		(273)	3/9/32	1.5475% — Annually	US SOFR — Annually	3,268,756
		21,379,100	3,356,519		(283)	3/9/32	1.5415% — Annually	US SOFR — Annually	3,402,862
		11,271,000	1,599,580		(149)	3/11/32	1.737% — Annually	US SOFR — Annually	1,603,417
		14,228,000	415,315		(54)	4/7/24	2.45% — Annually	US SOFR — Annually	386,118
		12,816,000	680,145		(104)	4/7/27	2.469% — Annually	US SOFR — Annually	631,323
		11,968,000	1,155,032		(159)	4/7/23	2.3305% — Annually	US SOFR — Annually	1,122,597
		2,606,000	543,169		(89)	4/7/52	2.1015% — Annually	US SOFR — Annually	538,401
		8,956,000	1,473,172		(305)	4/14/52	US SOFR — Annually	2.3395% — Annually	(1,437,697)
		2,050,000	171,565		(27)	4/14/32	US SOFR — Annually	2.4965% — Annually	(161,219)
		9,554,000	503,018		(77)	4/14/27	2.483% — Annually	US SOFR — Annually	465,339
		5,859,000	176,297		(22)	4/14/24	2.405% — Annually	US SOFR — Annually	168,680
		51,844,600	2,333,525		(489)	5/2/27	US SOFR — Annually	2.685% — Annually	(2,223,441)
		96,127,500	2,837,684		(362)	5/25/24	2.5945% — Annually	US SOFR — Annually	2,806,800
		10,207,000	1,373,046		(348)	5/25/52	US SOFR — Annually	2.501% — Annually	(1,358,808)
		25,683,000	1,646,537		(341)	6/7/32	US SOFR — Annually	2.7565% — Annually	(1,575,285)
		6,150,000	689,231		(210)	6/7/52	US SOFR — Annually	2.622% — Annually	(682,066)
		82,198,300	4,825,040		(1,090)	6/8/32	US SOFR — Annually	2.825% — Annually	(4,698,001)
		9,706,600	2,151,274		(1,218,311)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	940,100
		23,054,000	616,925		(87)	6/10/24	US SOFR — Annually	2.833% — Annually	(563,575)
		19,230,000	784,007		(156)	6/10/27	2.8025% — Annually	US SOFR — Annually	743,035
		124,460,000	2,477,999		(469)	6/15/24	US SOFR — Annually	3.3385% — Annually	(2,055,873)
		64,279,000	1,628,830		(520)	6/15/27	3.185% — Annually	US SOFR — Annually	1,464,871
		12,203,100	702,899	(E)	(173)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	702,726
		3,707,000	446,175		(126)	7/8/52	US SOFR — Annually	2.5765% — Annually	(448,198)
		12,761,000	858,943		(169)	7/15/32	US SOFR — Annually	2.723% — Annually	(857,741)
		19,187,400	1,598,310	(E)	(272)	1/31/33	2.545% — Annually	US SOFR — Annually	1,598,039
		19,187,400	1,590,444	(E)	(272)	1/31/33	2.55% — Annually	US SOFR — Annually	1,590,172
		18,071,900	1,579,846	(E)	(256)	2/1/33	2.495% — Annually	US SOFR — Annually	1,579,590
		26,054,000	2,378,730		(345)	8/2/32	US SOFR — Annually	2.4275% — Annually	(2,439,982)
		17,670,300	1,673,201	(E)	(250)	2/1/33	2.4075% — Annually	US SOFR — Annually	1,672,951
		4,084,700	183,852	(E)	(80)	4/1/42	US SOFR — Annually	2.63% — Annually	(183,932)
		3,345,600	241,519	(E)	(50)	3/24/35	US SOFR — Annually	2.39% — Annually	(241,569)
		5,261,700	613,199		(155)	8/10/42	2.645% — Annually	US SOFR — Annually	623,501
		8,918,100	1,089,524		(19,883)	8/10/42	US SOFR — Annually	2.605% — Annually	(1,126,827)
		3,656,500	453,662		(108)	8/10/42	2.5915% — Annually	US SOFR — Annually	460,872
		20,916,000	884,119	(E)	(197)	2/6/29	2.40% — Annually	US SOFR — Annually	883,923
		29,796,000	2,282,970		(393)	8/16/32	US SOFR — Annually	2.613% — Annually	(2,342,112)
		3,797,800	97,983	(E)	(84)	1/15/47	2.49% — Annually	US SOFR — Annually	97,899
		16,263,000	593,112	(E)	(317)	11/29/38	US SOFR — Annually	2.87% — Annually	(593,429)
		3,069,000	127,855	(E)	(46)	2/21/35	2.785% — Annually	US SOFR — Annually	127,809
		57,204,000	1,128,635		(215)	9/6/24	US SOFR — Annually	3.413% — Annually	(1,106,345)
		18,902,800	163,887	(E)	(105)	1/15/27	US SOFR — Annually	2.73% — Annually	(163,992)
		29,214,700	1,231,984		(386)	9/13/32	3.043% — Annually	US SOFR — Annually	1,256,058
		9,830,400	219,218	(E)	(192)	1/15/41	3.0500% — Annually	US SOFR — Annually	219,026
		1,933,500	46,752	(E)	(38)	1/15/42	2.9825% — Annually	US SOFR — Annually	46,714
		6,879,000	403,660		(234)	9/26/52	2.905% — Annually	US SOFR — Annually	413,117
		35,771,000	479,331		(336)	9/26/27	US SOFR — Annually	3.465% — Annually	(476,087)
		4,174,000	89,616	(E)	(142)	2/13/57	2.40% — Annually	US SOFR — Annually	89,474
		21,097,000	402,953		(278)	9/23/32	3.3275% — Annually	US SOFR — Annually	410,550
		1,708,706	77,575		(58)	9/28/52	2.976% — Annually	US SOFR — Annually	79,737
		9,910,000	55,694		(131)	9/30/32	3.493% — Annually	US SOFR — Annually	56,839
		9,785,000	80,922		(129)	10/4/32	US SOFR — Annually	3.4605% — Annually	(81,181)
		5,036,000	36,511		(66)	10/4/23	US SOFR — Annually	3.473% — Annually	(36,489)
		4,426,700	12,439	(E)	(62)	10/3/33	3.394% — Annually	US SOFR — Annually	12,377
		25,412,000	27,699		(205)	10/4/27	3.75% — Annually	US SOFR — Annually	9,644
		26,632,000	207,996		(352)	10/5/32	US SOFR — Annually	3.466% — Annually	(210,902)
		6,233,000	116,183	(E)	(94)	10/21/36	US SOFR — Annually	3.116% — Annually	(116,277)
		1,516,000	27,015	(E)	(21)	1/11/33	US SOFR — Annually	3.34% — Annually	(27,037)
		5,355,000	93,927	(E)	(76)	1/31/33	US SOFR — Annually	3.337% — Annually	(94,002)
		5,355,000	95,694	(E)	(76)	1/31/33	US SOFR — Annually	3.333% — Annually	(95,769)
		21,863,000	378,011	(E)	(308)	8/23/33	US SOFR — Annually	3.237% — Annually	(378,320)
		4,998,000	92,263	(E)	(70)	2/1/33	US SOFR — Annually	3.3255% — Annually	(92,334)
		21,022,000	375,873	(E)	(296)	9/1/33	US SOFR — Annually	3.225% — Annually	(376,170)
		6,296,000	110,558		(89)	11/14/32	3.347% — Annually	US SOFR — Annually	113,332
		2,233,000	115,669	(E)	(76)	2/3/53	2.9275% — Annually	US SOFR — Annually	115,593
		4,194,000	83,544	(E)	(59)	2/1/33	US SOFR — Annually	3.308% — Annually	(83,604)
		11,294,000	366,264	(E)	(384)	12/2/55	2.81% — Annually	US SOFR — Annually	365,880
		54,209,000	375,668		(203)	10/7/24	US SOFR — Annually	4.1845% — Annually	(298,480)
		14,969,000	74,845		(198)	10/7/32	3.5005% — Annually	US SOFR — Annually	70,086
		108,418,000	741,579		24,824	10/7/24	4.19% — Annually	US SOFR — Annually	610,167
		42,669,000	81,924		(10,088)	10/7/27	US SOFR — Annually	3.73% — Annually	(77,412)
		145,033,000	730,966		(57,019)	10/7/32	3.50% — Annually	US SOFR — Annually	704,008
		29,938,000	126,638		(28,668)	10/7/32	US SOFR — Annually	3.51% — Annually	(160,796)
		52,540,000	1,656,061		35,186	10/7/52	US SOFR — Annually	3.05% — Annually	(1,688,245)
		17,536,000	29,636	(E)	(121)	4/8/28	3.44% — Annually	US SOFR — Annually	(29,757)
		47,813,000	59,766	(E)	(179)	1/31/25	US SOFR — Annually	4.035% — Annually	59,587
		4,940,600	43,181	(E)	(70)	1/17/33	3.6575% — Annually	US SOFR — Annually	(43,251)
		2,624,000	26,791	(E)	(89)	1/16/55	2.97% — Annually	US SOFR — Annually	26,702
		36,069,000	116,864	(E)	(200)	1/16/26	US SOFR — Annually	3.605% — Annually	116,663
		654,000	14,604		(22)	10/20/52	US SOFR — Annually	3.3375% — Annually	14,407
		3,106,400	58,959	(E)	(106)	1/24/55	3.135% — Annually	US SOFR — Annually	(59,065)
		6,852,500	92,372	(E)	(64)	4/13/28	3.965% — Annually	US SOFR — Annually	(92,436)
		2,266,200	40,860	(E)	(34)	4/4/35	3.5575% — Annually	US SOFR — Annually	(40,894)
		4,532,400	52,032	(E)	(51)	5/8/30	US SOFR — Annually	3.52% — Annually	51,981
		6,205,100	15,202	(E)	(54)	4/4/32	3.515% — Annually	US SOFR — Annually	(15,256)
		4,243,200	84,397	(E)	(64)	2/19/36	US SOFR — Annually	3.6145% — Annually	84,334
		3,145,000	62,082	(E)	(47)	3/3/36	US SOFR — Annually	3.614% — Annually	62,035
		13,510,256	600,126		(459)	10/24/52	US SOFR — Annually	3.4555% — Annually	596,391
		65,519,800	260,114	(E)	(246)	6/26/25	US SOFR — Annually	4.31% — Annually	259,868
		13,314,700	397,976	(E)	(188)	12/4/33	US SOFR — Annually	3.77% — Annually	397,789
		5,329,700	70,992	(E)	(60)	3/24/32	US SOFR — Annually	3.64% — Annually	70,932
		27,502,000	109,458		(103)	11/9/24	US SOFR — Annually	4.7655% — Annually	161,265
		16,700,000	149,298		(220)	11/21/32	3.4515% — Annually	US SOFR — Annually	158,482
		2,122,800	14,499		(28)	11/25/32	3.477% — Annually	US SOFR — Annually	14,399
		32,520,000	91,056		(122)	12/5/24	4.3515% — Annually	US SOFR — Annually	72,306
		7,900,000	274,288		(104)	12/9/32	3.14% — Annually	US SOFR — Annually	274,576
		2,409,200	177,269	(E)	(82)	12/10/57	2.47% — Annually	US SOFR — Annually	177,187
		3,088,100	183,032	(E)	(105)	12/13/57	2.558% — Annually	US SOFR — Annually	182,927
		38,918,000	175,909	(E)	128,784	3/15/25	US SOFR — Annually	4.10% — Annually	(47,125)
		176,109,000	75,727	(E)	706,899	3/15/28	3.70% — Annually	US SOFR — Annually	631,172
		169,869,000	3,237,703	(E)	(2,377,831)	3/15/33	3.30% — Annually	US SOFR — Annually	859,872
		48,403,000	2,641,836	(E)	2,365,953	3/15/53	US SOFR — Annually	2.90% — Annually	(275,883)
		10,434,000	78,046		(136)	12/29/32	3.468% — Annually	US SOFR — Annually	78,629
		8,593,000	32,825		(292)	12/29/52	US SOFR — Annually	3.1925% — Annually	(33,911)
		5,731,000	16,391		(76)	12/29/32	3.5235% — Annually	US SOFR — Annually	16,686
		3,790,000	37,900		(129)	12/30/52	3.1595% — Annually	US SOFR — Annually	38,011
		2,661,000	17,563		(90)	12/30/52	3.248% — Annually	US SOFR — Annually	(17,498)
		29,385,000	22,333		(388)	1/3/33	US SOFR — Annually	3.5475% — Annually	(22,720)
		44,695,000	42,460		(360)	1/3/28	3.7245% — Annually	US SOFR — Annually	42,100
		7,055,000	18,272		(93)	1/3/33	US SOFR — Annually	3.5255% — Annually	(18,366)

	Total				$186,339				$13,243,787
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$42,375	$75,000	$16,058	11/18/54	500 bp — Monthly	$26,390
	CMBX NA BB.13 Index	BB-/P	75,581	756,000	199,357	12/16/72	500 bp — Monthly	(123,042)
	CMBX NA BB.13 Index	BB-/P	78,819	865,000	228,101	12/16/72	500 bp — Monthly	(148,441)
	CMBX NA BB.13 Index	BB-/P	82,147	901,000	237,594	12/16/72	500 bp — Monthly	(154,571)
	CMBX NA BB.13 Index	BB-/P	129,386	1,371,000	361,533	12/16/72	500 bp — Monthly	(230,814)
	CMBX NA BB.14 Index	BB/P	169,285	1,544,000	368,707	12/16/72	500 bp — Monthly	(197,922)
	CMBX NA BB.6 Index	B/P	617,410	1,053,584	403,101	5/11/63	500 bp — Monthly	215,334
	CMBX NA BB.9 Index	B/P	36,851	181,000	56,327	9/17/58	500 bp — Monthly	(19,300)
	CMBX NA BB.9 Index	B/P	287,137	1,406,000	437,547	9/17/58	500 bp — Monthly	(149,043)
	CMBX NA BB.9 Index	B/P	1,102,022	1,964,000	611,197	9/17/58	500 bp — Monthly	492,735
	CMBX NA BBB-.10 Index	BB+/P	89,090	718,000	124,429	11/17/59	300 bp — Monthly	(34,920)
	CMBX NA BBB-.10 Index	BB+/P	96,874	888,000	153,890	11/17/59	300 bp — Monthly	(56,498)
	CMBX NA BBB-.11 Index	BBB-/P	59,693	953,000	144,665	11/18/54	300 bp — Monthly	(84,417)
	CMBX NA BBB-.13 Index	BBB-/P	17,539	200,000	40,600	12/16/72	300 bp — Monthly	(22,944)
	CMBX NA BBB-.13 Index	BBB-/P	90,654	493,000	100,079	12/16/72	300 bp — Monthly	(9,137)
	CMBX NA BBB-.14 Index	BBB-/P	10,885	220,000	40,920	12/16/72	300 bp — Monthly	(29,907)
	CMBX NA BBB-.14 Index	BBB-/P	13,829	369,000	68,634	12/16/72	300 bp — Monthly	(54,590)
	CMBX NA BBB-.15 Index	BBB-/P	45,229	433,000	83,006	11/18/64	300 bp — Monthly	(37,525)
	CMBX NA BBB-.15Index	BBB-/P	40,101	236,000	45,241	11/18/64	300 bp — Monthly	(5,003)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	36,784	275,000	91,740	1/17/47	500 bp — Monthly	(54,688)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	88,593	1,540,000	133,056	12/16/72	200 bp — Monthly	(43,864)
	CMBX NA A.7 Index	BBB+/P	(1,645)	1,128,000	64,296	1/17/47	200 bp — Monthly	(65,502)
	CMBX NA BB.14 Index	BB/P	244,888	1,573,000	375,632	12/16/72	500 bp — Monthly	(129,215)
	CMBX NA BB.6 Index	B/P	1,232,340	2,469,531	944,842	5/11/63	500 bp — Monthly	289,898
	CMBX NA BB.7 Index	B-/P	59,391	175,000	58,380	1/17/47	500 bp — Monthly	1,181
	CMBX NA BB.7 Index	B-/P	77,674	231,000	77,062	1/17/47	500 bp — Monthly	837
	CMBX NA BB.7 Index	B-/P	131,040	416,000	138,778	1/17/47	500 bp — Monthly	(7,333)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	152	11/18/54	300 bp — Monthly	(88)
	CMBX NA BBB-.13 Index	BBB-/P	13,523	79,000	16,037	12/16/72	300 bp — Monthly	(2,468)
	CMBX NA BBB-.14 Index	BBB-/P	175,307	1,024,000	190,464	12/16/72	300 bp — Monthly	(14,560)
	CMBX NA BBB-.14 Index	BBB-/P	426,305	2,806,000	521,916	12/16/72	300 bp — Monthly	(93,974)
	CMBX NA BBB-.15 Index	BBB-/P	26,714	430,000	82,431	11/18/64	300 bp — Monthly	(55,466)
	CMBX NA BBB-.15 Index	BBB-/P	53,068	596,000	114,253	11/18/64	300 bp — Monthly	(60,838)
	CMBX NA BBB-.15 Index	BBB-/P	55,090	596,000	114,253	11/18/64	300 bp — Monthly	(58,816)
	JPMorgan Securities LLC
	CMBX NA A.14 Index	A-/P	(2,765)	470,000	40,608	12/16/72	200 bp — Monthly	(43,190)
	CMBX NA BB.10 Index	B/P	28,886	360,000	114,768	5/11/63	500 bp — Monthly	(85,532)
	CMBX NA BB.7 Index	B-/P	16,440	48,000	16,013	1/17/47	500 bp — Monthly	474
	CMBX NA BB.7 Index	B-/P	158,648	324,000	108,086	1/17/47	500 bp — Monthly	50,877
	CMBX NA BBB-.13 Index	BBB-/P	81,687	618,000	125,454	12/16/72	300 bp — Monthly	(43,407)
	CMBX NA BBB-.8 Index	BB/P	103,543	664,000	105,576	10/17/57	300 bp — Monthly	(1,646)
	Merrill Lynch International
	CMBX NA BB.6 Index	B/P	186,736	1,141,782	436,846	5/11/63	500 bp — Monthly	(248,999)
	CMBX NA BB.7 Index	B-/P	20,331	168,000	56,045	1/17/47	500 bp — Monthly	(35,550)
	Morgan Stanley & Co. International PLC
	CMBX NA A.14 Index	A-/P	(2,643)	210,000	18,144	12/16/72	200 bp — Monthly	(20,705)
	CMBX NA A.14 Index	A-/P	(3,557)	267,000	23,069	12/16/72	200 bp — Monthly	(26,522)
	CMBX NA A.14 Index	A-/P	(3,172)	285,000	24,624	12/16/72	200 bp — Monthly	(27,685)
	CMBX NA A.14 Index	A-/P	(2,423)	412,000	35,597	12/16/72	200 bp — Monthly	(37,860)
	CMBX NA A.14 Index	A-/P	(8,390)	667,000	57,629	12/16/72	200 bp — Monthly	(65,759)
	CMBX NA A.14 Index	A-/P	9,383	734,000	63,418	12/16/72	200 bp — Monthly	(53,749)
	CMBX NA A.14 Index	A-/P	(13,795)	930,000	80,352	12/16/72	200 bp — Monthly	(93,785)
	CMBX NA A.14 Index	A-/P	(14,491)	930,000	80,352	12/16/72	200 bp — Monthly	(94,481)
	CMBX NA A.14 Index	A-/P	(14,491)	930,000	80,352	12/16/72	200 bp — Monthly	(94,481)
	CMBX NA A.14 Index	A-/P	(19,650)	1,395,000	120,528	12/16/72	200 bp — Monthly	(139,635)
	CMBX NA A.15 Index	A-/P	3,624	177,000	16,284	11/18/64	200 bp — Monthly	(12,591)
	CMBX NA A.6 Index	A/P	(2,510)	149,992	20,189	5/11/63	200 bp — Monthly	(22,634)
	CMBX NA BB.13 Index	BB-/P	575	6,000	1,582	12/16/72	500 bp — Monthly	(1,001)
	CMBX NA BB.13 Index	BB-/P	14,044	151,000	39,819	12/16/72	500 bp — Monthly	(25,628)
	CMBX NA BB.13 Index	BB-/P	14,439	153,000	40,346	12/16/72	500 bp — Monthly	(25,758)
	CMBX NA BB.13 Index	BB-/P	26,993	294,000	77,528	12/16/72	500 bp — Monthly	(50,249)
	CMBX NA BB.13 Index	BB-/P	55,818	301,000	79,374	12/16/72	500 bp — Monthly	(23,264)
	CMBX NA BB.13 Index	BB-/P	33,293	363,000	95,723	12/16/72	500 bp — Monthly	(62,077)
	CMBX NA BB.13 Index	BB-/P	61,324	673,000	177,470	12/16/72	500 bp — Monthly	(115,492)
	CMBX NA BB.13 Index	BB-/P	80,638	873,000	230,210	12/16/72	500 bp — Monthly	(148,724)
	CMBX NA BB.6 Index	B/P	8,315	31,450	12,033	5/11/63	500 bp — Monthly	(3,688)
	CMBX NA BB.6 Index	B/P	24,114	78,626	30,082	5/11/63	500 bp — Monthly	(5,892)
	CMBX NA BB.6 Index	B/P	67,200	109,392	41,853	5/11/63	500 bp — Monthly	25,453
	CMBX NA BB.6 Index	B/P	73,122	144,945	55,456	5/11/63	500 bp — Monthly	17,807
	CMBX NA BB.7 Index	B-/P	146,668	437,000	145,783	1/17/47	500 bp — Monthly	1,310
	CMBX NA BBB-.13 Index	BBB-/P	223	3,000	609	12/16/72	300 bp — Monthly	(384)
	CMBX NA BBB-.13 Index	BBB-/P	1,016	5,000	1,015	12/16/72	300 bp — Monthly	4
	CMBX NA BBB-.14 Index	BBB-/P	115,353	716,000	133,176	12/16/72	300 bp — Monthly	(17,405)
	CMBX NA BBB-.14 Index	BBB-/P	185,929	1,130,000	210,180	12/16/72	300 bp — Monthly	(23,592)
	CMBX NA BBB-.14 Index	BBB-/P	375,208	2,260,000	420,360	12/16/72	300 bp — Monthly	(43,833)
	CMBX NA BBB-.15 Index	BBB-/P	23,408	415,000	79,556	11/18/64	300 bp — Monthly	(55,906)
	CMBX NA BBB-.15 Index	BBB-/P	58,932	642,000	123,071	11/18/64	300 bp — Monthly	(63,765)
	CMBX NA BBB-.7 Index	BB-/P	9,392	138,000	29,546	1/17/47	300 bp — Monthly	(20,074)
	CMBX NA BBB-.9 Index	BB+/P	47,282	487,000	91,848	9/17/58	300 bp — Monthly	(44,282)

Upfront premium received			7,738,252		Unrealized appreciation			1,122,300

Upfront premium (paid)			(89,532)		Unrealized (depreciation)			(3,824,111)

	Total		$7,648,720				Total	$(2,701,811)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(20,929)	$115,590	$15,558	5/11/63	(200 bp) — Monthly	$(5,420)
	CMBX NA A.6 Index	(2,545)	14,219	1,914	5/11/63	(200 bp) — Monthly	(637)
	CMBX NA A.6 Index	(1,459)	8,256	1,111	5/11/63	(200 bp) — Monthly	(351)
	CMBX NA A.6 Index	(821)	4,587	617	5/11/63	(200 bp) — Monthly	(206)
	CMBX NA A.6 Index	(821)	4,587	617	5/11/63	(200 bp) — Monthly	(206)
	CMBX NA A.6 Index	(483)	2,752	370	5/11/63	(200 bp) — Monthly	(114)
	CMBX NA BB.10 Index	(15,241)	139,000	44,313	11/17/59	(500 bp) — Monthly	28,937
	CMBX NA BB.10 Index	(11,793)	113,000	36,024	11/17/59	(500 bp) — Monthly	24,122
	CMBX NA BB.11 Index	(4,242)	45,000	9,635	11/18/54	(500 bp) — Monthly	5,349
	CMBX NA BB.11 Index	(3,887)	30,000	6,423	11/18/54	(500 bp) — Monthly	2,507
	CMBX NA BB.6 Index	(11,333)	54,012	20,665	5/11/63	(500 bp) — Monthly	9,280
	CMBX NA BB.7 Index	(105,844)	2,074,000	691,886	1/17/47	(500 bp) — Monthly	581,309
	CMBX NA BB.8 Index	(155,393)	435,807	157,326	10/17/57	(500 bp) — Monthly	1,510
	CMBX NA BBB-.10 Index	(486,410)	2,829,000	490,266	11/17/59	(300 bp) — Monthly	2,205
	CMBX NA BBB-.10 Index	(326,142)	1,405,000	243,487	11/17/59	(300 bp) — Monthly	(83,475)
	CMBX NA BBB-.10 Index	(234,757)	984,000	170,527	11/17/59	(300 bp) — Monthly	(64,804)
	CMBX NA BBB-.10 Index	(143,198)	656,000	113,685	11/17/59	(300 bp) — Monthly	(29,896)
	CMBX NA BBB-.10 Index	(136,239)	626,000	108,486	11/17/59	(300 bp) — Monthly	(28,118)
	CMBX NA BBB-.10 Index	(62,719)	492,000	85,264	11/17/59	(300 bp) — Monthly	22,258
	CMBX NA BBB-.10 Index	(115,406)	469,000	81,278	11/17/59	(300 bp) — Monthly	(34,401)
	CMBX NA BBB-.10 Index	(97,719)	328,000	56,842	11/17/59	(300 bp) — Monthly	(41,068)
	CMBX NA BBB-.10 Index	(12,748)	100,000	17,330	11/17/59	(300 bp) — Monthly	4,524
	CMBX NA BBB-.10 Index	(2,569)	21,000	3,639	11/17/59	(300 bp) — Monthly	1,058
	CMBX NA BBB-.11 Index	(159,306)	497,000	75,445	11/18/54	(300 bp) — Monthly	(84,151)
	CMBX NA BBB-.11 Index	(48,685)	149,000	22,618	11/18/54	(300 bp) — Monthly	(26,154)
	CMBX NA BBB-.11 Index	(21,489)	146,000	22,163	11/18/54	(300 bp) — Monthly	589
	CMBX NA BBB-.12 Index	(540,439)	1,618,000	292,534	8/17/61	(300 bp) — Monthly	(248,849)
	CMBX NA BBB-.12 Index	(529,327)	1,502,000	271,562	8/17/61	(300 bp) — Monthly	(258,642)
	CMBX NA BBB-.12 Index	(256,604)	1,460,000	263,968	8/17/61	(300 bp) — Monthly	6,512
	CMBX NA BBB-.12 Index	(206,461)	915,000	165,432	8/17/61	(300 bp) — Monthly	(41,563)
	CMBX NA BBB-.12 Index	(53,286)	888,000	160,550	8/17/61	(300 bp) — Monthly	106,747
	CMBX NA BBB-.12 Index	(113,989)	671,000	121,317	8/17/61	(300 bp) — Monthly	6,937
	CMBX NA BBB-.12 Index	(74,871)	213,000	38,510	8/17/61	(300 bp) — Monthly	(36,485)
	CMBX NA BBB-.8 Index	(338,892)	2,144,000	340,896	10/17/57	(300 bp) — Monthly	753
	CMBX NA BBB-.8 Index	(199,245)	1,436,000	228,324	10/17/57	(300 bp) — Monthly	28,241
	CMBX NA BBB-.8 Index	(117,188)	750,000	119,250	10/17/57	(300 bp) — Monthly	1,625
	CMBX NA BBB-.8 Index	(99,623)	718,000	114,162	10/17/57	(300 bp) — Monthly	14,121
	CMBX NA BBB-.8 Index	(108,544)	684,000	108,756	10/17/57	(300 bp) — Monthly	(187)
	CMBX NA BBB-.8 Index	(52,318)	393,000	62,487	10/17/57	(300 bp) — Monthly	9,940
	CMBX NA BBB-.9 Index	(251,259)	1,062,000	200,293	9/17/58	(300 bp) — Monthly	(51,586)
	Credit Suisse International
	CMBX NA BB.10 Index	(46,565)	349,000	111,261	11/17/59	(500 bp) — Monthly	64,357
	CMBX NA BB.10 Index	(41,383)	348,000	110,942	11/17/59	(500 bp) — Monthly	69,221
	CMBX NA BB.10 Index	(22,747)	183,000	58,340	11/17/59	(500 bp) — Monthly	35,416
	Goldman Sachs International
	CMBX NA BB.8 Index	(47,893)	125,621	45,349	10/17/57	(500 bp) — Monthly	(2,666)
	CMBX NA BB.9 Index	(301,266)	1,891,000	588,479	9/17/58	(500 bp) — Monthly	285,375
	CMBX NA BB.9 Index	(208,068)	1,317,000	409,850	9/17/58	(500 bp) — Monthly	200,502
	CMBX NA BB.9 Index	(43,422)	271,000	84,335	9/17/58	(500 bp) — Monthly	40,650
	CMBX NA BB.9 Index	(22,287)	140,000	43,568	9/17/58	(500 bp) — Monthly	21,145
	CMBX NA BBB-.12 Index	(342,536)	1,918,000	346,774	8/17/61	(300 bp) — Monthly	3,119
	CMBX NA BBB-.12 Index	(26,169)	146,000	26,397	8/17/61	(300 bp) — Monthly	143
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(111,197)	147,680	56,502	5/11/63	(500 bp) — Monthly	(54,838)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,118)	336,000	107,117	11/17/59	(500 bp) — Monthly	87,672
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(196,526)	647,000	206,264	11/17/59	(500 bp) — Monthly	9,108
	CMBX NA BB.10 Index	(16,780)	160,000	51,008	11/17/59	(500 bp) — Monthly	34,072
	CMBX NA BB.8 Index	(397,971)	1,109,328	400,467	10/17/57	(500 bp) — Monthly	1,417
	CMBX NA BB.8 Index	(234,901)	643,565	232,327	10/17/57	(500 bp) — Monthly	(3,200)
	CMBX NA BB.8 Index	(111,807)	306,321	110,582	10/17/57	(500 bp) — Monthly	(1,523)
	CMBX NA BB.8 Index	(12,320)	32,855	11,861	10/17/57	(500 bp) — Monthly	(492)
	CMBX NA BB.9 Index	(3,804)	28,000	8,714	9/17/58	(500 bp) — Monthly	4,883
	CMBX NA BBB-.10 Index	(196,183)	1,590,000	275,547	11/17/59	(300 bp) — Monthly	78,437
	CMBX NA BBB-.10 Index	(151,882)	623,000	107,966	11/17/59	(300 bp) — Monthly	(44,280)
	CMBX NA BBB-.10 Index	(49,002)	226,000	39,166	11/17/59	(300 bp) — Monthly	(9,968)
	CMBX NA BBB-.10 Index	(43,032)	199,000	34,487	11/17/59	(300 bp) — Monthly	(8,662)
	CMBX NA BBB-.10 Index	(23,716)	187,000	32,407	11/17/59	(300 bp) — Monthly	8,582
	CMBX NA BBB-.10 Index	(36,186)	153,000	26,515	11/17/59	(300 bp) — Monthly	(9,761)
	CMBX NA BBB-.10 Index	(13,217)	126,000	21,836	11/17/59	(300 bp) — Monthly	8,545
	CMBX NA BBB-.11 Index	(25,498)	162,000	24,592	11/18/54	(300 bp) — Monthly	(1,001)
	CMBX NA BBB-.12 Index	(68,165)	300,000	54,240	8/17/61	(300 bp) — Monthly	(14,100)
	CMBX NA BBB-.12 Index	(54,047)	259,000	46,827	8/17/61	(300 bp) — Monthly	(7,370)
	CMBX NA BBB-.12 Index	(50,930)	246,000	44,477	8/17/61	(300 bp) — Monthly	(6,597)
	CMBX NA BBB-.12 Index	(72,026)	233,000	42,126	8/17/61	(300 bp) — Monthly	(30,036)
	CMBX NA BBB-.8 Index	(84,840)	606,000	96,354	10/17/57	(300 bp) — Monthly	11,161
	CMBX NA BBB-.8 Index	(93,274)	602,000	95,718	10/17/57	(300 bp) — Monthly	2,093
	CMBX NA BBB-.8 Index	(74,279)	584,000	92,856	10/17/57	(300 bp) — Monthly	18,238
	CMBX NA BBB-.8 Index	(2,053)	15,000	2,385	10/17/57	(300 bp) — Monthly	323

Upfront premium received		—			Unrealized appreciation		1,842,983

Upfront premium (paid)		(8,369,314)			Unrealized (depreciation)		(1,230,807)

	Total	$(8,369,314)				Total	$612,176
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $468,224,473.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
Short-term investments
	Putnam Government Money Market Fund*	$10,000	$—	$—	$83	$10,000
	Putnam Short Term Investment Fund**	8,479,918	110,274,983	76,023,438	202,495	42,731,463

	Total Short-term investments	$8,489,918	$110,274,983	$76,023,438	$202,578	$42,741,463
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,623,350.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,863,389.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $2,454,626.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $8,541,665.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,964,557 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,863,389 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$2,360,533	$—
Mortgage-backed securities	—	389,343,596	—
U.S. government and agency mortgage obligations	—	822,218,862	—
U.S. treasury obligations	—	4,377,981	—
Short-term investments	17,318,000	67,788,933	—

Totals by level	$17,318,000	$1,286,089,905	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(202,101)	$—	$—
Forward premium swap option contracts	—	11,728,787	—
Interest rate swap contracts	—	21,537,621	—
Credit default contracts	—	(1,369,041)	—

Totals by level	$(202,101)	$31,897,367	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$1,575,500,000
Written swap option contracts (contract amount)	$611,900,000
Futures contracts (number of contracts)	900
OTC interest rate swap contracts (notional)	$420,000,000
Centrally cleared interest rate swap contracts (notional)	$2,753,100,000
OTC credit default contracts (notional)	$94,500,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com